Fair Value of Financial Instruments	12 Months Ended
Dec. 31, 2021
Financial Instruments, Owned, at Fair Value [Abstract]
Fair Value of Financial Instruments	Fair Value of Financial Instruments
The following methods and assumptions were used to estimate the fair value of each class of financial instruments for which it is practicable to estimate such value:
Loans
Fair values are estimated for portfolios with similar financial characteristics. Loans are segregated by type, such as commercial, real estate, and consumer. Each loan category is further segmented into fixed and variable interest rate categories. The fair value of loans, or exit price, is estimated by using the future value of discounted cash flows using comparable market rates for similar types of loan products and adjusted for market factors. The discount rates used are estimated using comparable market rates for similar types of loan products adjusted to be commensurate with the credit risk, overhead costs, and optionality of such instruments.
Federal Funds Sold, Cash, and Due from Banks
The carrying amounts of short-term federal funds sold and securities purchased under agreements to resell, interest earning deposits with banks, and cash and due from banks approximate fair value. Federal funds sold and securities purchased under agreements to resell classified as short-term generally mature in 90 days or less.
Certificates of Deposit in Other Banks
Certificates of deposit are other investments made by the Company with other financial institutions that are carried at cost which is equal to fair value.
Cash Surrender Value – Life Insurance
The fair value of Bank owned life insurance (BOLI) approximates the carrying amount. Upon liquidation of these investments, the Company would receive the cash surrender value which equals the carrying amount.
Accrued Interest Receivable and Payable
For accrued interest receivable and payable, the carrying amount is a reasonable estimate of fair value because of the short maturity for these financial instruments.
Deposits
The fair value of deposits with no stated maturity, such as non-interest-bearing demand, NOW accounts, savings, and money market, is equal to the amount payable on demand. The fair value of time deposits is based on the discounted value of contractual cash flows. The discount rate is estimated using the rates currently offered for deposits of similar remaining maturities.
Federal Funds Purchased and Securities Sold under Agreements to Repurchase
For Federal funds purchased and securities sold under agreements to repurchase, the carrying amount is a reasonable estimate of fair value, as such instruments reprice in a short time period.
Subordinated Notes and Other Borrowings
The fair value of subordinated notes and other borrowings is based on the discounted value of contractual cash flows. The discount rate is estimated using the rates currently offered for other borrowed money of similar remaining maturities.
Operating Lease Liabilities
The fair value of operating lease liabilities are recognized at lease commencement based on the present value of the remaining lease payments using a discount rate that represents the Company's incremental borrowing rate at the lease commencement date.
A summary of the carrying amounts and fair values of the Company's financial instruments at December 31, 2021 and 2020 is as follows:

			December 31, 2021
			Fair Value Measurements
	December 31, 2021		Quoted Prices in Active Markets for Identical	Other Observable	Net Significant Unobservable
(in thousands)	Carrying amount	Fair value	Assets (Level 1)	Inputs (Level 2)	Inputs (Level 3)
Assets:
Cash and due from banks	$17,287	$17,287	$17,287	$—	$—
Federal funds sold and overnight interest-bearing deposits	142,622	142,622	142,622	—	—
Certificates of deposit in other banks	5,193	5,193	5,193	—	—
Available for sale securities	310,870	310,870	3,917	306,953	—
Other investment securities	5,408	5,408	60	5,348	—
Loans, net	1,285,230	1,308,539	—	—	1,308,539
Loans held for sale	2,249	2,249	—	2,249	—
Cash surrender value - life insurance	2,509	2,509	—	2,509	—
Interest rate lock commitments	312	312	—	—	312
Forward sale commitments	12	12	—	12	—
Accrued interest receivable	6,621	6,621	6,621	—	—
Total	$1,778,313	$1,801,622	$175,700	$317,071	$1,308,851
Liabilities:
Deposits:
Non-interest bearing demand	$453,066	$453,066	$453,066	$—	$—
Savings, interest checking and money market	818,358	818,358	818,358	—	—
Time deposits	245,396	246,025	—	—	246,025
Federal funds purchased and securities sold under agreements to repurchase	23,829	23,829	23,829	—	—
Federal Home Loan Bank advances and other borrowings	77,418	78,152	—	78,152	—
Subordinated notes	49,486	42,908	—	42,908	—
Interest rate lock commitments	26	26	—	—	26
Accrued interest payable	282	282	282	—	—
Total	$1,667,861	$1,662,646	$1,295,535	$121,060	$246,051

			December 31, 2020
			Fair Value Measurements
	December 31, 2020		Quoted Prices in Active Markets for Identical	Other Observable	Net Significant Unobservable
(in thousands)	Carrying amount	Fair value	Assets (Level 1)	Inputs (Level 2)	Inputs (Level 3)
Assets:
Cash and due from banks	$19,235	$19,235	$19,235	$—	$—
Federal funds sold and overnight interest-bearing deposits	161,128	161,128	161,128	—	—
Certificates of deposit in other banks	9,376	9,376	9,376	—	—
Available-for-sale securities	198,030	198,030	2,798	195,232	—
Other investment securities	6,353	6,353	32	6,321	—
Loans, net	1,268,854	1,288,677	—	—	1,288,677
Loans held for sale	5,099	5,279	—	5,279	—
Cash surrender value - life insurance	2,451	2,451	—	2,451	—
Accrued interest receivable	6,640	6,640	6,640	—	—
	$1,677,166	$1,697,169	$199,209	$209,283	$1,288,677
Liabilities:
Deposits:
Non-interest bearing demand	$382,492	$382,492	$382,492	$—	$—
Savings, interest checking and money market	723,808	723,808	723,808	—	—
Time deposits	277,306	279,569	—	—	279,569
Federal funds purchased and securities sold under agreements to repurchase	45,154	45,154	45,154	—	—
Federal Home Loan Bank advances and other borrowings	106,674	110,121	—	110,121	—
Subordinated notes	49,486	40,929	—	40,929	—
Accrued interest payable	837	837	837	—	—
	$1,585,757	$1,582,910	$1,152,291	$151,050	$279,569
Off-Balance-Sheet Financial Instruments
The fair value of commitments to extend credit and standby letters of credit is estimated using the fees currently charged to enter into similar agreements, taking into account the remaining terms of the agreements, the likelihood of the counterparties drawing on such financial instruments, and the present creditworthiness of such counterparties. The Company believes such commitments have been made on terms that are competitive in the markets in which it operates.
Limitations
The fair value estimates provided are made at a point in time based on market information and information about the financial instruments. Because no market exists for a portion of the Company's financial instruments, fair value estimates are based on judgments regarding future expected loss experience, current economic conditions, risk characteristics of various financial instruments, and other factors. These estimates are subjective in nature and involve uncertainties and matters of significant judgment and, therefore, cannot be determined with precision. Changes in assumptions could significantly affect the fair value estimates.